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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549
                                  FORM 13F



                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:  __________

This Amendment (Check only one):
                     [   ] is a restatement.
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:        ALPS Advisers, Inc.
         Address:     1290 Broadway, Suite 1100
                      Denver, CO 80203

Form 13F File Number:      028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Bradley J. Swenson
Title:      Chief Compliance Officer
Phone:      303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson              Denver, Colorado          May 14, 2007
----------------------              ----------------          ------------
[Signature]                         [City, State]             [Date]


Report Type (Check only one):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

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
FORM 13F FILE NUMBER            NAME
--------------------            ----------------------------------
28-01127                        Chase Investment Counsel Corp.
28-05690                        Matrix Asset Advisors, Inc.
28-04871                        Blair William & Co.
28-06683                        TCW Investment Management Co.
28-03579                        Schneider Capital Management Corp.
28-04129                        M.A. Weatherbie and Co., Inc.
28-03791                        Pzena Investment Management
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